Intangible Assets	6 Months Ended
Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
The Company holds an intangible asset, a customer list acquired by the Company in the amount of $154,210. As of June 30, 2011 the accumulated amortization expense was $123,393 and the net carrying amounts was $30,817.